Investments In Subsidiaries	12 Months Ended
Dec. 31, 2024
VEON Holdings B.V. [Member]
Investments In Subsidiaries [Line Items]
INVESTMENTS IN SUBSIDIARIES

12     INVESTMENTS IN SUBSIDIARIES

The Company held direct investments in JSC Kyivstar as of December 31 as detailed in the table below. The equity interest presented represents the economic rights available to the Company.

	Equity interest held by the Group
Name of significant subsidiary	Country of incorporation	Nature of subsidiary	2024	2023
JSC Kyivstar*	Ukraine	Operating	99.995%	99.995%

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*        Based on the development with respect to the freezing of VEON’s corporate rights in Kyivstar as discussed in Note 1, the Company has full control over its subsidiaries in the Ukraine

For details on indirect investments of the Company in further subsidiaries, refer to Note 1.

MATERIAL PARTLY-OWNED SUBSIDIARIES

Apart from Helsi, the Company has no material partly-owned subsidiaries.

SIGNIFICANT ACCOUNTING JUDGEMENTS

Control over subsidiaries

JSC Kyivstar, over which the Company is deemed to have control, and its subsidiaries as discussed in Note 1 are combined for the purpose of these combined financial statements.